DERIVATIVES (SCHEDULE OF REPURCHASE AGREEMENTS) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Gross amounts of recognized liabilities	$ 20,400,000
Gross amounts offset in the balance sheet	0
Net amounts of liabilities presented in the balance sheet	20,400,000
Financial instruments	20,400,000
Cash collateral pledged	0
Net amount	0
Fair value of collateralized investment securities	$ 25,300,000	$ 0